NET LOSS PER SHARE	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE

17.NET LOSS PER SHARE

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the three months ended September 30, 2022 and 2021:

	For the three months ended September 30,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(64,608)	$(4,268)
Denominator:
Weighted average shares outstanding, basic and diluted	72,462,512	60,800,000
Basic and diluted net loss per share	$(0.89)	$(0.07)

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the nine months ended September 30, 2022 and 2021:

	For the nine months ended September 30,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(73,712)	$(29,697)
Denominator:
Weighted average shares outstanding, basic and diluted	64,730,224	60,800,000
Basic and diluted net loss per share	$(1.14)	$(0.49)

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common shares as of the periods presented because including them would be anti-dilutive:

	For the nine months ended September 30,
	2022	2021
Warrants (public warrants, private warrants, CS warrants)	13,568,543	—
Outstanding earn-out shares	7,600,000	—
Restricted Stock units*	105,000	—
Potential common share excluded from diluted net loss per share	21,273,543	—

*  Includes 35,000 RSUs issued that vest on occurrence of market conditions and 70,000 RSUs issued that vest over service period